Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
Fair value measurement
4.	Fair value measurement

The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2023

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	15,312	—	15,312
Total Assets	—	15,312	—	15,312

December 31, 2024

	Level 1	Level 2	Level 3	Balance at
	Inputs	Inputs	Inputs	Fair Value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
-Wealth management products	—	113,632	—	113,632
Total Assets	—	113,632	—	113,632

The Group values its investments in wealth management products issued by certain banks using quoted subscription or redemption prices published by these banks, and accordingly, the Group classifies the valuation techniques that use these inputs as level 2. For the years ended December 31, 2022, 2023 and 2024, a gain of RMB363, a loss of RMB518 and a gain of RMB240 was recognized on short-term investments, respectively.

There have no transfers between level 1, level 2 and level 3 categories.